[FRONT OF BOOKMARK]

*****
3 Year Morningstar Rating*


ALL
    AMERICAN
              EQUITY
                      FUND

(graphic: picture of Terry Savage's book entitled "New Money Strategies for the '90s)


The All American
Equity Fund and the
ABC Investment Plan(R)
are featured in Terry
Savage's book, New
Money Strategies
for the Nineties.
For more information
or to read Terry's col-
umn online, click on to
www.terrysavage.com

[BACK OF BOOKMARK]

                                 1 year 43.25%

                                 3 Year 30.01%

                                 5 Year 18.71%

                                 10 Year 12.63%

                     Total Return for period ended 3/31/98

                                  Call Today!
                                 1-800-US-FUNDS
                                 1-800-873-8637

                        to receive investment literature
                               and a prospectus.

                                www.usfunds.com

                     (graphics: U.S. Global Investors Logo)

For more complete information about US Global Investors' funds, including charges and expenses, call 1-800-US-FUNDS or visit our Web site at www.usfunds.com for a free prospec-tus. Read it carefully before you invest or send money. Past performance is no guarantee of future results. Investment returns and principle will fluctuate so that you may have a gain or loss when you sell shares.

*Morningstar uses a proprietary rating system to show historical, risk-adjusted performance. These ratings may change monthly and are calculated from the funds' 1- ,3-, 5-, and 10-year (when available) average annual returns in excess of 90-day Treasury bill returns, with an appropriate adjustment for fees and expenses and with a risk factor reflecting the funds' performance below 90-day T-bill returns. Morningstar awards five stars to funds in the top 10% of their category, four stars to funds in the next 22.5%, three stars to the next 35%, two stars to the next 22.5%, and one star in the bottom 10%. Morningstar awarded the fund five stars out of 2437 funds for the 3- year period ended 3/31/98.